INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME AND MINING TAXES
Schedule of components of income and mining tax expense

	Year Ended December 31,
	2022	2021
		Restated (Note 3U)
Current income and mining taxes	$277,076	$181,812
Deferred income and mining taxes:
Origination and reversal of temporary differences	168,098	188,966
Total income and mining taxes expense	$445,174	$370,778

Schedule of effective income and mining tax reconciliation

	Year Ended December 31,
	2022	2021
		Restated (Note 3U)
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense at statutory income tax rate	$290,010	$242,508
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	121,404	122,449
Impact of foreign tax rates	(5,106)	(9,531)
Permanent differences	32,231	(5,718)
Impact of foreign exchange on deferred income tax balances	6,635	21,070
Total income and mining taxes expense	$445,174	$370,778

Schedule of Components of Net Deferred Income Assets

	As at	As at
	December 31, 2022	December 31, 2021
Mining properties	$(26,627)	$9,439
Net operating loss carry forwards	13,466	107,489
Mining taxes	1,995	—
Reclamation provisions and other liabilities	22,740	16,680
Total net deferred income tax assets	$11,574	$133,608

Schedule and continuity of components of deferred income and mining tax liabilities

	As at	As at
	December 31, 2022	December 31, 2021
		Restated (Note 3U)
Mining properties	$4,115,221	$1,524,229
Net operating and capital loss carry forwards	(49,394)	(27,459)
Mining taxes	195,249	(98,807)
Reclamation provisions and other liabilities	(279,201)	(174,835)
Total deferred income and mining tax liabilities	$3,981,875	$1,223,128

Changes in net deferred tax assets and liabilities for the years ended December 31, 2022 and 2021 are as follows:

	As at	As at
	December 31, 2022	December 31, 2021
		Restated (Note 3U)
Net deferred income and mining tax liabilities - beginning of year	$1,089,520	$1,036,061
Income and mining tax impact recognized in net income	168,109	190,098
Income tax impact recognized in other comprehensive income and equity	(11,169)	(3,542)
Deferred income tax asset acquired on the purchase of TMAC	—	(133,097)
Deferred income tax liability acquired on the purchase of Kirkland	2,723,841	—
Net deferred income and mining tax liabilities - end of year	$3,970,301	$1,089,520

Schedule of deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized

	As at	As at
	December 31, 2022	December 31, 2021
Other deductible temporary differences	$1,012,924	$420,154